Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted:
Schedule of Earnings Per Share, Basic and Diluted

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Six months endedJune 30, 2014(Shares)	Six months endedJune 30, 2013(Shares)
Options to purchase shares of common stock	11,452,960	11,110,666
Warrants to purchase shares of common stock	2,652,167	-
Convertible preferred Series A-1 shares	38,875,000	43,125,000
Convertible preferred Series B shares	7,500,000	-
Convertible long term notes	1,968,750	75,000,000
Convertible short term notes*	-	1,300,000
	62,448,877	130,535,666

Schedule of Earnings Per Share, Basic and Diluted.

For the year ended December 31, 2013 all stock options, convertible preferred stock and convertible notes were excluded from the computation of diluted net loss per share. Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year endedDecember 31, 2013(Shares)	Year endedDecember 31, 2012(Shares)

Options to purchase shares of common stock	11,452,960	-
Convertible preferred shares	38,875,000	-
Convertible long term notes	19,443,750	-
Convertible short term notes*	-	-
	69,771,710	-